Condensed Consolidated Balance Sheets $ in Thousands	Mar. 31, 2024 USD ($)
Current assets
Cash and cash equivalents	$ 491
Trade accounts receivable, net of allowances of $180 and $180, respectively	677
Inventories, current	5,564
Deferred transaction costs	483
Income taxes receivable	54
Other current assets	1,824
Total current assets	9,093
Property, plant and equipment, net	3,383
Inventories. noncurrent	1,544
Right-of-use assets, net	90
Other noncurrent assets	3
Total assets	14,113
Current liabilities
Trade accounts payable	4,217
Income taxes payable	2,556
Accrued expense	2,257
Contract liabilities	916
Line of credit	237
Right-of-use liabilities, current	98
Other current liabilities	96
Total current liabilities	10,752
Contract liabilities, noncurrent	238
Convertible notes, noncurrent	1,695
Warrants	20
Deferred tax liabilities, net	47
Total liabilities	12,752
Stockholders' equity (deficit)
Common stock, $0.0001 par value; 300,000,000 shares authorized as of March 31, 2024, and December 31, 2023, respectively, and 12,926,296 and 11,956,823 shares issued and outstanding as of March 31, 2024 and December 31, 2023, respectively	1
Additional paid-in capital	38,413
Retained earnings (accumulated deficit)	(37,053)
Total Stockholders' equity (deficit)	1,361
Total liabilities and Stockholders' equity	14,113
Related Party
Current liabilities
Related party promissory note	$ 375